SUPPLEMENTAL INFORMATION - Summary of Net Change in Corporate Credit Facilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from (used in) operating activities [abstract]
Proceeds from corporate credit facilities	$ 976	$ 596	$ 1,921
Repayments of corporate credit facilities	(736)	(596)	(1,921)
Corporate credit facilities, net	$ 240	$ 0	$ 0